iShares
®
Global Equity Factor ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .7%
Aurizon Holdings Ltd. ...................... 65,158 $ 196,844
Bendigo & Adelaide Bank Ltd. ................ 6,183 47,795
BHP Group Ltd. .......................... 12,124 479,860
BlueScope Steel Ltd. ...................... 2,007 43,630
Brambles Ltd. ........................... 14,446 235,361
Commonwealth Bank of Australia .............. 1,404 176,843
Fortescue Ltd. ........................... 24,798 357,415
Goodman Group ......................... 974 21,103
JB Hi-Fi Ltd. ............................ 4,145 231,485
Origin Energy Ltd. ........................ 29,349 256,631
Rio Tinto Ltd. ........................... 7,558 925,776
Stockland .............................. 62,184 182,367
Telstra Group Ltd. ........................ 9,731 37,372
Woolworths Group Ltd. ..................... 2,635 65,428
3,257,910
a
Austria  —  0 .2%
BAWAG Group AG
(a)
....................... 332 56,855
Raiffeisen Bank International AG .............. 4,931 268,965
Strabag SE , Bearer ....................... 656 69,215
Verbund AG ............................ 630 47,536
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 288 21,685
464,256
a
Belgium  —  0 .2%
Ageas SA/N.V. .......................... 5,196 407,183
a
Brazil  —  0 .5%
BB Seguridade Participacoes SA .............. 6,153 42,099
CPFL Energia SA ......................... 7,100 70,157
CSN Mineracao SA ....................... 22,580 21,295
Embraer SA ............................ 17,987 279,841
NU Holdings Ltd. , Class A
(b)
.................. 15,438 223,542
Petroleo Brasileiro SA - Petrobras .............. 20,247 223,781
TIM SA ............................... 30,616 159,207
1,019,922
a
Canada  —  2 .4%
ARC Resources Ltd. ....................... 12,351 292,965
AtkinsRealis Group, Inc. .................... 829 57,203
Celestica, Inc.
(b)
.......................... 1,064 436,833
CGI, Inc. .............................. 360 23,564
Dollarama, Inc. .......................... 234 29,906
Element Fleet Management Corp. ............. 4,352 103,902
Fairfax Financial Holdings Ltd. ................ 89 154,018
George Weston Ltd. ....................... 5,097 367,843
Hydro One Ltd.
(a)
......................... 11,990 515,137
Imperial Oil Ltd. .......................... 3,175 425,312
Kinross Gold Corp. ........................ 2,498 75,675
Loblaw Companies Ltd. .................... 16,656 767,842
Lundin Gold, Inc. ......................... 3,869 260,022
Manulife Financial Corp. .................... 12,681 498,614
Nutrien Ltd. ............................. 3,992 303,437
Royal Bank of Canada ..................... 209 37,590
Suncor Energy, Inc. ....................... 941 64,481
Thomson Reuters Corp.
(b) (c)
.................. 3,126 299,034
4,713,378
a
Chile  —  0 .0%
Enel Chile SA ........................... 1,053,881 94,635
a
Security Shares Value
a
China  —  3 .4%
3SBio, Inc.
(a) (b)
........................... 15,500 $ 46,363
Agricultural Bank of China Ltd. , Class A .......... 183,100 185,227
Agricultural Bank of China Ltd. , Class H .......... 48,000 37,445
Alibaba Group Holding Ltd. .................. 1,200 19,777
Aluminum Corp. of China Ltd. , Class A .......... 18,800 32,460
Atour Lifestyle Holdings Ltd. , ADR ............. 3,220 123,133
Baiyin Nonferrous Group Co. Ltd. , Class A ........ 14,100 15,814
Bank of Beijing Co. Ltd. , Class A .............. 27,600 21,413
Bank of China Ltd. , Class A .................. 166,200 139,840
Bank of Communications Co. Ltd. , Class A ........ 99,600 99,091
Bank of Shanghai Co. Ltd. , Class A ............. 25,900 35,563
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 1,400 20,293
Beijing Kingsoft Office Software, Inc. , Class A ...... 1,000 37,043
Bosideng International Holdings Ltd.
(c)
........... 166,000 90,842
Cambricon Technologies Corp. Ltd. , Class A
(b)
..... 400 100,641
China CITIC Financial Asset Management Co. Ltd. ,
Class H
(a) (b) (c)
.......................... 559,000 53,139
China Construction Bank Corp. , Class A ......... 16,500 24,016
China Construction Bank Corp. , Class H ......... 456,000 514,732
China Hongqiao Group Ltd. .................. 21,000 88,894
China Merchants Securities Co. Ltd. , Class H
(a)
..... 19,400 34,165
China Nonferrous Mining Corp. Ltd. ............ 51,000 88,674
China Petroleum & Chemical Corp. , Class H ...... 246,000 145,334
China Resources Beverage Holdings Co. Ltd.
(c)
.... 15,200 16,923
China Taiping Insurance Holdings Co. Ltd. ........ 12,200 34,879
China Tower Corp. Ltd. , Class H
(a)
.............. 19,000 26,925
Chongqing Rural Commercial Bank Co. Ltd. , Class H 84,000 74,536
CITIC Securities Co. Ltd. , Class H ............. 15,500 55,032
CMOC Group Ltd. , Class H .................. 12,000 27,438
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 19,600 40,607
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 94,500 173,738
CSC Financial Co. Ltd. , Class H
(a)
.............. 31,500 46,861
Giant Biogene Holding Co. Ltd.
(a) (c)
............. 18,600 72,239
Guosen Securities Co. Ltd. , Class A ............ 27,600 43,428
Hisense Home Appliances Group Co. Ltd. , Class H .. 14,000 41,213
Huatai Securities Co. Ltd. , Class H
(a)
............ 51,600 107,072
Industrial & Commercial Bank of China Ltd. , Class A . 216,900 236,291
Industrial Bank Co. Ltd. , Class A ............... 48,600 127,561
JF SmartInvest Holdings Ltd.
(c)
................ 7,300 33,623
Kuaishou Technology , Class B
(a)
............... 12,100 67,359
Kunlun Energy Co. Ltd. ..................... 80,000 76,988
Meitu, Inc.
(a) (b) (c)
.......................... 138,000 74,304
Midea Group Co. Ltd. , Class A ................ 3,100 36,878
Midea Group Co. Ltd. , Class H ................ 3,400 39,289
MMG Ltd.
(b)
............................. 36,000 38,840
NetEase Cloud Music, Inc.
(a) (b)
................ 3,500 51,687
NetEase, Inc. ........................... 1,000 23,409
New China Life Insurance Co. Ltd. , Class H ....... 15,800 103,762
Nongfu Spring Co. Ltd. , Class H
(a)
.............. 17,600 106,439
Orient Securities Co. Ltd. , Class H
(a)
............ 37,200 29,571
PDD Holdings, Inc. , ADR
(b)
.................. 3,160 315,621
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 126,000 86,211
PetroChina Co. Ltd. , Class A ................. 72,300 129,425
PetroChina Co. Ltd. , Class H ................. 456,000 703,386
Pony AI, Inc. , Class A
(b)
..................... 3,700 36,275
Pop Mart International Group Ltd.
(a) (c)
............ 11,600 236,104
Postal Savings Bank of China Co. Ltd. , Class H
(a)
... 189,000 121,531
Qfin Holdings, Inc. , ADR .................... 4,722 61,764
Remegen Co. Ltd. , Class H
(a) (b)
................ 7,500 97,231
SAIC Motor Corp. Ltd. , Class A ............... 11,400 23,093
Seres Group Co. Ltd. , Class A ................ 3,700 48,297
Seres Group Co. Ltd. , Class H
(b) (c)
.............. 3,400 33,226

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Global Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Shaanxi Coal Industry Co. Ltd. , Class A .......... 22,000 $ 84,129
Shanghai MicroPort MedBot Group Co. Ltd. , Class H
(b)
17,500 69,835
Shanghai Pudong Development Bank Co. Ltd. , Class A 16,700 22,669
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(b)
.. 600 23,955
Simcere Pharmaceutical Group Ltd.
(a)
........... 32,000 48,566
Sinotruk Hong Kong Ltd. .................... 25,500 125,213
Tencent Holdings Ltd. ...................... 5,100 309,734
Trip.com Group Ltd.
(b)
...................... 500 26,999
Uni-President China Holdings Ltd. ............. 46,000 42,344
Vipshop Holdings Ltd. , ADR .................. 7,016 100,960
XD, Inc. ............................... 10,800 86,844
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
10,000 61,039
6,655,242
a
Colombia  —  0 .0%
Grupo Cibest SA ......................... 2,622 54,364
a
Czech Republic  —  0 .0%
CEZ A.S. .............................. 659 37,966
a
Denmark  —  0 .4%
AP Moller - Maersk A.S. , Class B , NVS .......... 138 326,949
Carlsberg A.S. , Class B .................... 750 101,560
Novo Nordisk A.S. , Class B .................. 9,433 401,241
829,750
a
Egypt  —  0 .1%
Commercial International Bank - Egypt (CIB) ...... 37,078 93,369
Talaat Moustafa Group ..................... 26,198 45,981
139,350
a
Finland  —  0 .1%
Amer Sports, Inc.
(b)
........................ 5,372 188,396
a
France  —  1 .4%
Christian Dior SE , NVS ..................... 69 34,571
Credit Agricole SA ........................ 28,296 552,681
Eiffage SA ............................. 2,156 347,608
Engie SA .............................. 22,199 731,735
Publicis Groupe SA ....................... 2,492 232,846
Schneider Electric SE ...................... 49 15,592
Societe Generale SA ...................... 1,711 137,736
TotalEnergies SE ......................... 3,290 305,883
Unibail-Rodamco-Westfield .................. 3,151 382,555
2,741,207
a
Germany  —  1 .1%
Bayerische Motoren Werke AG ............... 5,051 462,233
Commerzbank AG ........................ 7,702 318,354
Deutsche Bank AG , Registered ............... 9,852 306,092
Deutsche Boerse AG ...................... 285 87,438
Deutsche Telekom AG , Registered ............. 3,816 123,259
E.ON SE .............................. 21,775 482,757
Heidelberg Materials AG .................... 765 168,792
Mercedes-Benz Group AG ................... 1,566 91,282
Siemens Energy AG ....................... 612 129,696
2,169,903
a
Greece  —  0 .1%
Allwyn AG .............................. 5,473 78,160
FF Group
(b) (d)
............................ 165 —
National Bank of Greece SA ................. 12,114 191,985
270,145
a
Security Shares Value
a
Hong Kong  —  0 .6%
China Renewable Energy Investment Ltd.
(b) (d)
...... 659 $ —
CK Hutchison Holdings Ltd. .................. 14,000 116,903
CLP Holdings Ltd. ........................ 5,000 48,077
Futu Holdings Ltd. , ADR .................... 3,059 472,646
Guming Holdings Ltd. ...................... 26,800 87,183
Jardine Matheson Holdings Ltd. ............... 1,000 68,172
SITC International Holdings Co. Ltd. ............ 33,000 138,170
WH Group Ltd.
(a)
......................... 243,000 295,354
1,226,505
a
Hungary  —  0 .1%
MOL Hungarian Oil & Gas PLC ............... 11,417 152,181
a
India  —  1 .3%
Bharat Electronics Ltd. ..................... 13,152 60,042
Bharat Petroleum Corp. Ltd. ................. 17,205 54,784
Coal India Ltd. ........................... 32,580 165,703
Cochin Shipyard Ltd.
(a)
..................... 2,691 49,411
GE Vernova T&D India Ltd. .................. 4,836 227,560
General Insurance Corp. of India
(a)
............. 4,830 20,020
Gillette India Ltd. ......................... 312 26,256
GlaxoSmithKline Pharmaceuticals Ltd. .......... 1,275 31,488
Godrej Properties Ltd.
(b)
.................... 1,608 31,225
Hexaware Technologies Ltd. ................. 5,315 25,215
Hindustan Aeronautics Ltd. .................. 6,309 289,665
Hindustan Petroleum Corp. Ltd. ............... 19,369 76,776
Hindustan Zinc Ltd. ....................... 16,247 102,863
Hitachi Energy India Ltd. .................... 363 128,944
Indian Oil Corp. Ltd. ....................... 18,078 27,215
Infosys Ltd. ............................. 9,846 123,952
Meesho Ltd.
(b)
........................... 45,472 93,241
Motilal Oswal Financial Services Ltd. ............ 4,589 38,936
National Aluminium Co. Ltd. .................. 19,610 82,972
NMDC Ltd. ............................. 56,180 53,774
Oil & Natural Gas Corp. Ltd. ................. 38,019 120,525
Power Finance Corp. Ltd. ................... 55,652 264,200
REC Ltd. .............................. 36,603 137,433
Siemens Energy India Ltd. ................... 2,432 84,471
Tata Consultancy Services Ltd. ............... 4,639 121,738
Tata Investment Corp. Ltd. ................... 5,123 38,835
Vishal Mega Mart Ltd.
(b)
..................... 82,593 106,981
2,584,225
a
Indonesia  —  0 .2%
Adaro Andalan Indonesia PT ................. 60,700 40,677
Alamtri Resources Indonesia Tbk PT ............ 345,200 50,254
Aneka Tambang Tbk ...................... 319,100 69,249
Astra International Tbk PT ................... 59,300 20,544
Elang Mahkota Teknologi Tbk PT .............. 692,200 32,991
Nanshan Aluminium International Holdings Ltd.
(c)
.... 5,700 28,301
Perusahaan Gas Negara Persero Tbk PT ........ 405,000 45,562
Unilever Indonesia Tbk PT .................. 207,600 18,409
United Tractors Tbk PT ..................... 50,700 85,086
391,073
a
Ireland  —  0 .4%
AIB Group PLC .......................... 65,145 750,897
a
Israel  —  0 .6%
Bank Leumi Le-Israel BM ................... 5,853 148,167
Check Point Software Technologies Ltd.
(b)
........ 466 52,411
Harel Insurance Investments & Financial Services Ltd. 1,315 81,427
Israel Corp. Ltd.
(c)
......................... 151 42,939
Israel Discount Bank Ltd. , Class A ............. 7,668 85,305
Migdal Insurance & Financial Holdings Ltd.
(b)
...... 12,787 81,701

iShares
®
Global Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Israel (continued)
Phoenix Financial Ltd.
(c)
.................... 8,621 $ 518,714
Tel Aviv Stock Exchange Ltd. ................. 1,721 86,597
1,097,261
a
Italy  —  1 .5%
Banca Mediolanum SpA .................... 4,351 95,367
Banco BPM SpA ......................... 22,163 322,938
BPER Banca SpA ........................ 27,630 407,868
Enel SpA .............................. 21,959 256,386
Intesa Sanpaolo SpA ...................... 30,246 205,498
Poste Italiane SpA
(a)
....................... 6,943 184,294
Prysmian SpA ........................... 302 45,937
Snam SpA ............................. 37,794 298,022
Terna - Rete Elettrica Nazionale ............... 15,495 186,378
UniCredit SpA ........................... 11,639 899,489
2,902,177
a
Japan  —  6 .6%
Advantest Corp. .......................... 2,000 373,437
ALSOK Co. Ltd. .......................... 7,100 53,855
Asics Corp. ............................. 27,800 789,454
Canon Marketing Japan, Inc. ................. 2,300 52,346
Chugai Pharmaceutical Co. Ltd. ............... 1,100 58,662
Credit Saison Co. Ltd. ...................... 4,000 110,795
Dai Nippon Printing Co. Ltd. ................. 4,200 79,553
Daiichi Life Group, Inc. ..................... 6,100 55,850
Daiichi Sankyo Co. Ltd. ..................... 4,600 74,723
Daiwa Securities Group, Inc. ................. 17,700 166,608
Ebara Corp. ............................ 8,800 301,030
ENEOS Holdings, Inc. ..................... 6,200 52,071
Fast Retailing Co. Ltd. ..................... 100 47,075
Fuji Electric Co. Ltd. ....................... 300 25,213
Fujikura Ltd. ............................ 9,700 374,255
Fujitsu Ltd. ............................. 1,700 34,121
Furukawa Electric Co. Ltd. ................... 1,100 298,745
Gunma Bank Ltd. (The) .................... 15,000 205,388
Hachijuni Nagano Bank Ltd. ................. 17,500 237,096
Hitachi Ltd. ............................. 12,000 381,580
Hoya Corp. ............................. 100 18,674
IHI Corp. .............................. 1,200 21,919
Isetan Mitsukoshi Holdings Ltd. ............... 10,800 205,233
Iyogin Holdings, Inc. ....................... 11,300 217,767
Japan Post Bank Co. Ltd. ................... 7,900 135,566
Japan Real Estate Investment Corp. ............ 200 153,077
Kamigumi Co. Ltd. ........................ 700 23,135
Kandenko Co. Ltd. ........................ 4,200 183,210
KDX Realty Investment Corp. , Class A .......... 94 98,184
Kioxia Holdings Corp.
(b)
..................... 300 72,588
Komatsu Ltd. ........................... 3,400 145,581
Konami Group Corp. ...................... 1,200 144,088
Kyushu Electric Power Co., Inc. ............... 10,000 108,119
Mitsubishi Heavy Industries Ltd. ............... 9,800 292,490
Mitsubishi UFJ Financial Group, Inc. ............ 29,000 520,922
Mitsui E&S Co. Ltd. ....................... 700 25,245
Mitsui Kinzoku Co. Ltd. ..................... 1,700 467,089
Mizuho Financial Group, Inc. ................. 18,800 808,450
Modec, Inc. ............................. 1,400 115,753
MS&AD Insurance Group Holdings, Inc. ......... 2,900 74,571
NEC Corp. ............................. 3,500 93,100
Nexon Co. Ltd. .......................... 4,000 67,530
Nintendo Co. Ltd. ......................... 400 19,568
Nippon Building Fund, Inc. ................... 234 195,953
Nissan Motor Co. Ltd.
(b)
..................... 83,200 190,363
Nomura Real Estate Holdings, Inc. ............. 20,700 135,052
Nomura Real Estate Master Fund, Inc. .......... 108 111,342
Security Shares Value
a
Japan (continued)
Nomura Research Institute Ltd. ............... 3,400 $ 91,765
Orix JREIT, Inc. .......................... 154 97,581
Otsuka Corp. ........................... 900 16,663
Persol Holdings Co. Ltd. .................... 16,500 24,559
Recruit Holdings Co. Ltd. ................... 6,900 319,642
Ricoh Co. Ltd. ........................... 4,600 38,792
Ryohin Keikaku Co. Ltd. .................... 4,700 108,587
Sanrio Co. Ltd. .......................... 19,600 114,221
Santen Pharmaceutical Co. Ltd. ............... 12,100 124,696
Sanwa Holdings Corp. ..................... 8,300 189,843
SBI Holdings, Inc. ........................ 1,500 30,267
SCREEN Holdings Co. Ltd. .................. 4,100 271,834
SoftBank Group Corp. ..................... 4,400 150,299
Sompo Holdings, Inc. ...................... 2,100 78,152
Subaru Corp. ........................... 17,400 259,177
Sumitomo Electric Industries Ltd. .............. 2,800 184,336
Sumitomo Mitsui Financial Group, Inc. ........... 11,900 420,178
Sumitomo Pharma Co. Ltd.
(b)
................. 7,500 82,799
Taisei Corp. ............................ 800 86,753
TIS, Inc. ............................... 2,800 61,026
Tokio Marine Holdings, Inc. .................. 4,300 196,926
Tokyo Electron Ltd. ....................... 500 147,341
Tokyo Gas Co. Ltd. ....................... 6,000 254,819
Tokyo Ohka Kogyo Co. Ltd. .................. 4,600 270,433
Tokyo Tatemono Co. Ltd. .................... 7,800 179,484
TOPPAN Holdings, Inc. ..................... 3,700 109,977
USS Co. Ltd. ............................ 17,900 193,801
Yamazaki Baking Co. Ltd. ................... 5,900 123,411
Yokogawa Electric Corp. .................... 8,600 299,432
12,943,220
a
Kuwait  —  0
.0
%
Warba Bank KSCP ........................ 41,569 39,395
a
Malaysia  —  0 .0%
Petronas Dagangan Bhd
(c)
................... 4,800 24,390
Sime Darby Bhd
(c)
........................ 39,600 21,583
45,973
a
Mexico  —  0 .1%
Coca-Cola Femsa SAB de CV ................ 14,852 150,454
Fomento Economico Mexicano SAB de CV ....... 1,884 22,266
172,720
a
Netherlands  —  1 .2%
Adyen N.V.
(a) (b)
........................... 87 98,176
Aegon Ltd. ............................. 7,535 62,440
AerCap Holdings N.V. ...................... 1,321 187,859
Akzo Nobel N.V. ......................... 2,100 123,263
ASML Holding N.V. ....................... 734 1,061,030
EXOR N.V. ............................. 880 69,030
Koninklijke Ahold Delhaize N.V. ............... 11,769 552,784
Koninklijke KPN N.V. ...................... 30,267 161,854
Wolters Kluwer N.V. ....................... 239 18,653
2,335,089
a
New Zealand  —  0 .1%
Contact Energy Ltd. ....................... 8,862 49,735
Meridian Energy Ltd. ...................... 23,312 78,222
127,957
a
Norway  —  0 .6%
DNB Bank ASA .......................... 7,142 216,284
Equinor ASA ............................ 12,200 496,506
Kongsberg Gruppen ASA ................... 1,593 53,302
Orkla ASA .............................. 11,253 138,795

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Global Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Norway (continued)
Var Energi ASA .......................... 22,384 $ 113,743
Wallenius Wilhelmsen ASA , Class B ............ 3,976 50,898
Yara International ASA ..................... 1,794 104,441
1,173,969
a
Philippines  —  0 .1%
International Container Terminal Services, Inc. ..... 12,580 145,292
JG Summit Holdings, Inc. ................... 47,500 20,939
Manila Electric Co. ........................ 4,830 51,227
217,458
a
Poland  —  0 .2%
Asseco Poland SA ........................ 2,033 102,552
Budimex SA ............................ 400 72,721
Orange Polska SA ........................ 8,542 35,054
Tauron Polska Energia SA
(b)
.................. 39,970 104,380
314,707
a
Portugal  —  0 .1%
Galp Energia SGPS SA .................... 7,632 178,512
a
Qatar  —  0 .1%
Mesaieed Petrochemical Holding Co. ........... 131,011 42,643
Ooredoo QPSC .......................... 21,671 81,480
124,123
a
Russia  —  0 .0%
Alrosa PJSC
(b) (d)
.......................... 59,760 8
PhosAgro PJSC , GDR
(b) (d) (e)
.................. 1 —
PhosAgro PJSC , GDR
(b) (d)
................... 20 —
United Co. RUSAL International PJSC
(b) (d)
........ 70,560 9
17
a
Saudi Arabia  —  0 .3%
Astra Industrial Group Co. ................... 1,417 53,381
Elm Co. ............................... 1,015 158,948
Etihad Etisalat Co. ........................ 6,171 107,146
Nahdi Medical Co. ........................ 1,518 42,610
SAL Saudi Logistics Services ................. 1,278 56,246
Saudi Energy Co. ........................ 23,973 113,697
532,028
a
Singapore  —  0 .7%
DBS Group Holdings Ltd. ................... 900 41,500
Hafnia Ltd. ............................. 3,269 28,986
Jardine Cycle & Carriage Ltd. ................ 2,200 56,503
Oversea-Chinese Banking Corp. Ltd. ........... 16,200 279,492
Sembcorp Industries Ltd. ................... 19,900 104,434
Singapore Airlines Ltd. ..................... 59,800 296,173
Singapore Exchange Ltd. ................... 2,200 37,617
Singapore Technologies Engineering Ltd. ......... 15,600 132,202
Yangzijiang Shipbuilding Holdings Ltd. ........... 105,300 359,122
1,336,029
a
South Africa  —  0 .3%
Exxaro Resources Ltd. ..................... 7,130 94,129
Harmony Gold Mining Co. Ltd. ................ 2,240 35,312
MTN Group Ltd. .......................... 10,855 136,196
NEPI Rockcastle N.V.
(b)
..................... 19,221 162,699
Sasol Ltd.
(b)
............................. 13,472 187,255
615,591
a
South Korea  —  2 .6%
APR Corp. ............................. 695 198,913
CJ Corp. .............................. 566 86,189
DB Insurance Co. Ltd. ..................... 331 37,666
Doosan Co. Ltd. ......................... 85 93,843
Security Shares Value
a
South Korea (continued)
Hana Financial Group, Inc. .................. 5,165 $ 448,743
Hankook Tire & Technology Co. Ltd. ............ 2,940 118,309
Hanwha Aerospace Co. Ltd. ................. 28 26,750
HD Hyundai Co. Ltd. ...................... 125 26,539
Hyosung Heavy Industries Corp. .............. 58 156,241
Hyundai Glovis Co. Ltd. .................... 315 48,637
Hyundai Mobis Co. Ltd. ..................... 1,016 293,846
Hyundai Motor Co. ........................ 928 336,363
Hyundai Rotem Co. Ltd. .................... 127 23,240
KB Financial Group, Inc. .................... 235 25,734
KCC Corp. ............................. 187 70,925
Kia Corp. .............................. 2,928 301,999
Korea Electric Power Corp. .................. 6,325 189,509
Korea Gas Corp. ......................... 714 18,931
Korea Investment Holdings Co. Ltd. ............ 255 41,902
LG Innotek Co. Ltd. ....................... 165 64,508
Mirae Asset Securities Co. Ltd. ................ 7,094 315,101
Samsung C&T Corp. ...................... 396 80,905
Samsung Electronics Co. Ltd. ................ 5,598 842,989
Samsung Fire & Marine Insurance Co. Ltd. ....... 529 164,421
Samsung Life Insurance Co. Ltd. .............. 793 134,873
Shinhan Financial Group Co. Ltd. .............. 1,405 95,412
SK hynix, Inc. ........................... 401 357,599
SK Square Co. Ltd.
(b)
...................... 789 459,199
SK Telecom Co. Ltd. ....................... 533 34,539
5,093,825
a
Spain  —  1 .0%
Banco Bilbao Vizcaya Argentaria SA ............ 27,079 597,969
Endesa SA ............................. 6,705 300,529
Iberdrola SA ............................ 3,394 79,570
Naturgy Energy Group SA ................... 5,513 173,275
Repsol SA ............................. 30,872 829,258
1,980,601
a
Sweden  —  1 .3%
Alfa Laval AB ........................... 4,235 254,859
H & M Hennes & Mauritz AB , Class B ........... 3,483 62,512
Investor AB , Class A ....................... 3,413 136,604
Investor AB , Class B ....................... 20,674 839,066
Nordea Bank Abp ........................ 27,519 517,492
Skandinaviska Enskilda Banken AB , Class A ...... 9,056 179,238
Spotify Technology SA
(b)
.................... 741 330,893
SSAB AB , Class A ........................ 7,507 67,564
SSAB AB , Class B ........................ 6,267 57,060
Telefonaktiebolaget LM Ericsson , Class B ........ 2,362 28,176
Volvo AB , Class A ........................ 637 22,213
2,495,677
a
Switzerland  —  2 .5%
ABB Ltd. , Registered ...................... 11,772 1,190,616
Cie Financiere Richemont SA , Class A, Registered .. 188 36,081
Novartis AG , Registered .................... 13,322 1,968,854
Roche Holding AG , Bearer .................. 261 109,166
Roche Holding AG , NVS .................... 1,195 486,963
Schindler Holding AG , Participation Certificates , NVS 365 127,611
Schindler Holding AG , Registered .............. 361 120,877
UBS Group AG , Registered .................. 15,219 673,468
Zurich Insurance Group AG .................. 219 152,691
4,866,327
a
Taiwan  —  2 .8%
Accton Technology Corp. ................... 5,000 366,183
Asustek Computer, Inc. ..................... 1,000 18,528
Compal Electronics, Inc. .................... 58,000 53,619

iShares
®
Global Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Taiwan (continued)
Far EasTone Telecommunications Co. Ltd. ........ 8,000 $ 23,859
Global Unichip Corp. ...................... 2,000 276,525
King Slide Works Co. Ltd. ................... 1,000 126,868
Lite-On Technology Corp. ................... 18,000 96,514
MediaTek, Inc. ........................... 9,000 751,334
Novatek Microelectronics Corp. ............... 23,000 298,744
Realtek Semiconductor Corp. ................ 10,000 170,724
Taiwan Cooperative Financial Holding Co. Ltd. ..... 213,955 155,226
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 38,489 2,671,978
Uni-President Enterprises Corp. ............... 28,000 61,330
United Integrated Services Co. Ltd. ............. 7,000 213,558
Yang Ming Marine Transport Corp. ............. 20,000 31,160
Yuanta Financial Holding Co. Ltd. .............. 100,412 166,359
5,482,509
a
Thailand  —  0 .1%
Krung Thai Bank PCL , NVDR ................ 63,100 63,879
PTT Exploration & Production PCL , NVDR ........ 48,000 227,897
291,776
a
Turkey  —  0 .1%
Anadolu Efes Biracilik Ve Malt Sanayii A.S. ....... 77,021 32,401
Turkcell Iletisim Hizmetleri A.S. ................ 45,656 113,518
Turkiye Garanti Bankasi A.S.
(c)
................ 22,512 66,652
Turkiye Petrol Rafinerileri A.S. ................ 14,128 84,935
297,506
a
United Arab Emirates  —  0 .4%
Abu Dhabi Islamic Bank PJSC ................ 26,113 155,931
Emaar Development PJSC .................. 32,972 130,879
Emaar Properties PJSC .................... 17,707 57,017
Emirates Integrated Telecommunications Co. PJSC .. 27,751 81,445
Emirates NBD Bank PJSC ................... 40,524 319,947
745,219
a
United Kingdom  —  3 .0%
Airtel Africa PLC
(a)
........................ 30,990 149,670
AstraZeneca PLC ........................ 1,436 272,441
Aviva PLC ............................. 5,908 50,107
BAE Systems PLC ........................ 20,254 563,336
Barclays PLC ........................... 31,485 185,066
BP PLC ............................... 67,166 531,675
BT Group PLC .......................... 6,417 18,865
Centrica PLC ........................... 161,730 472,719
Coca-Cola HBC AG , Class DI
(b)
............... 7,532 439,333
Fresnillo PLC ........................... 1,494 65,970
Greatland Resources Ltd.
(b)
.................. 3,977 38,920
GSK PLC .............................. 8,186 214,616
HSBC Holdings PLC ...................... 22,519 414,346
Marks & Spencer Group PLC ................. 65,637 294,831
NatWest Group PLC ....................... 28,551 227,719
Next PLC .............................. 207 36,533
Rio Tinto PLC ........................... 1,153 116,149
Rolls-Royce Holdings PLC .................. 14,318 230,399
Shell PLC .............................. 5,839 263,635
Standard Chartered PLC .................... 5,970 152,025
Tesco PLC ............................. 50,546 331,556
Vodafone Group PLC ...................... 381,590 607,165
Wise PLC , Class A
(b)
....................... 16,679 238,532
5,915,608
a
United States  —  58 .7%
Abbott Laboratories ....................... 3,293 298,971
AbbVie, Inc. ............................ 5,765 1,218,260
Adobe, Inc.
(b)
............................ 1,674 411,971
Advanced Micro Devices, Inc.
(b)
............... 1,030 365,125
Security Shares Value
a
United States (continued)
Aflac, Inc. .............................. 1,574 $ 178,917
Agilent Technologies, Inc. ................... 1,110 128,260
Airbnb, Inc. , Class A
(b)
...................... 2,184 306,546
Allstate Corp. (The) ....................... 977 212,263
Ally Financial, Inc. ........................ 2,522 111,952
Alnylam Pharmaceuticals, Inc.
(b)
............... 286 88,514
Alphabet, Inc. , Class C , NVS ................. 20,511 7,833,971
Altria Group, Inc. ......................... 11,198 813,535
Amazon.com, Inc.
(b)
....................... 17,898 4,744,044
American Express Co. ..................... 1,018 328,865
American International Group, Inc. ............. 1,798 134,490
Ameriprise Financial, Inc. ................... 1,211 574,971
Amgen, Inc. ............................ 1,450 502,062
Amphenol Corp. , Class A ................... 1,024 150,804
Apple, Inc. ............................. 28,908 7,844,186
Applied Materials, Inc. ..................... 2,310 911,272
AppLovin Corp. , Class A
(b)
................... 1,233 550,350
Arista Networks, Inc.
(b)
..................... 4,018 693,949
AT&T, Inc. .............................. 25,170 657,692
Atlassian Corp. , Class A
(b)
................... 4,097 281,013
Autodesk, Inc.
(b)
.......................... 712 168,744
AutoZone, Inc.
(b)
......................... 108 400,035
Bank of America Corp. ..................... 7,249 387,532
Bank of New York Mellon Corp. (The) ........... 8,848 1,188,906
Berkshire Hathaway, Inc. , Class B
(b)
............ 749 354,726
Best Buy Co., Inc. ........................ 6,888 416,655
Biogen, Inc.
(b)
........................... 174 32,935
BlackRock, Inc.
(f)
......................... 162 172,627
Booking Holdings, Inc. ..................... 6,306 1,061,678
Boston Scientific Corp.
(b)
.................... 2,216 127,664
Bristol-Myers Squibb Co. .................... 10,967 664,491
Broadcom, Inc. .......................... 9,870 4,120,034
Builders FirstSource, Inc.
(b)
.................. 1,242 98,230
Cadence Design Systems, Inc.
(b)
.............. 1,260 415,283
Capital One Financial Corp. .................. 1,956 374,183
Cardinal Health, Inc. ....................... 2,011 387,882
Carvana Co. , Class A
(b)
..................... 142 56,204
Caterpillar, Inc. .......................... 380 338,242
CDW Corp. ............................. 211 28,888
CF Industries Holdings, Inc. .................. 1,085 134,757
CH Robinson Worldwide, Inc. ................ 906 164,720
Charter Communications, Inc. , Class A
(b) (c)
........ 1,475 243,626
Chevron Corp. ........................... 497 96,075
Cigna Group (The) ........................ 161 46,783
Cintas Corp. ............................ 2,576 450,053
Cisco Systems, Inc. ....................... 6,401 585,691
Coca-Cola Co. (The) ...................... 6,996 551,005
Cognizant Technology Solutions Corp. , Class A ..... 1,069 56,550
Comfort Systems USA, Inc. .................. 20 36,805
ConocoPhillips .......................... 1,800 226,404
Constellation Energy Corp. .................. 632 197,816
Costco Wholesale Corp. .................... 641 650,314
CRH PLC .............................. 2,287 270,827
Crowdstrike Holdings, Inc. , Class A
(b)
............ 797 355,263
CVS Health Corp. ........................ 506 42,145
Deere & Co. ............................ 139 81,992
Dell Technologies, Inc. , Class C ............... 2,399 501,271
Dollar General Corp. ...................... 526 60,953
Dollar Tree, Inc.
(b)
......................... 575 55,838
Eaton Corp. PLC ......................... 1,127 488,002
eBay, Inc. .............................. 8,770 907,520
Ecolab, Inc. ............................ 918 239,231
Electronic Arts, Inc. ....................... 314 63,544
Elevance Health, Inc. ...................... 464 174,659

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Global Equity Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
Eli Lilly & Co. ........................... 1,477 $ 1,380,404
Emerson Electric Co. ...................... 2,180 306,159
Equity Residential ........................ 360 23,537
Expedia Group, Inc. ....................... 2,443 606,768
Exxon Mobil Corp. ........................ 4,680 722,264
F5, Inc.
(b)
.............................. 336 108,830
Fair Isaac Corp.
(b)
......................... 340 348,500
Ferguson Enterprises, Inc. ................... 562 150,453
Fidelity National Financial, Inc. ................ 4,741 247,954
Fortinet, Inc.
(b)
........................... 9,373 790,238
Fox Corp. , Class A , NVS .................... 5,007 317,894
Gartner, Inc.
(b)
........................... 1,606 238,475
GE HealthCare Technologies, Inc. ............. 7,640 464,818
GE Vernova, Inc. ......................... 318 344,540
General Dynamics Corp. .................... 160 55,088
General Electric Co. ....................... 2,308 669,158
General Motors Co. ....................... 12,811 985,038
Gilead Sciences, Inc. ...................... 4,316 564,705
Globe Life, Inc. .......................... 146 22,528
GoDaddy, Inc. , Class A
(b)
.................... 791 68,651
Goldman Sachs Group, Inc. (The) ............. 318 293,759
Hewlett Packard Enterprise Co. ............... 15,353 441,706
Hilton Worldwide Holdings, Inc. ............... 690 223,608
Home Depot, Inc. (The) .................... 1,820 598,416
Howmet Aerospace, Inc. .................... 877 213,146
HP, Inc. ............................... 12,110 252,615
HubSpot, Inc.
(b)
.......................... 437 96,909
Humana, Inc. ........................... 103 24,353
IDEXX Laboratories, Inc.
(b)
................... 233 130,666
Illumina, Inc.
(b)
........................... 2,464 312,287
Incyte Corp.
(b)
........................... 227 21,626
International Business Machines Corp. .......... 1,029 237,678
Intuit, Inc. .............................. 1,022 397,047
Johnson & Johnson ....................... 5,987 1,376,112
JPMorgan Chase & Co. .................... 5,597 1,753,148
KLA Corp. .............................. 734 1,284,757
Kroger Co. (The) ......................... 10,897 741,759
Lam Research Corp. ...................... 4,637 1,195,697
Las Vegas Sands Corp. .................... 1,629 88,960
Leidos Holdings, Inc. ...................... 1,676 250,093
Lennox International, Inc. ................... 362 193,630
Liberty Media Corp.-Liberty Formula One , Series A
(b)
. 1,013 80,230
Linde PLC ............................. 856 428,976
Lowe's Companies, Inc. .................... 1,837 438,657
Lululemon Athletica, Inc.
(b)
................... 264 36,353
Lumentum Holdings, Inc.
(b)
.................. 284 256,259
LyondellBasell Industries N.V. , Class A .......... 1,807 134,802
Marathon Petroleum Corp. .................. 2,539 630,408
Masco Corp. ............................ 4,175 299,848
Mastercard, Inc. , Class A .................... 1,531 769,970
McDonald's Corp. ........................ 2,079 610,374
McKesson Corp. ......................... 1,253 1,021,446
Medtronic PLC .......................... 397 32,145
MercadoLibre, Inc.
(b)
....................... 178 319,088
Merck & Co., Inc. ......................... 8,073 881,410
Meta Platforms, Inc. , Class A ................. 3,949 2,416,433
Mettler-Toledo International, Inc.
(b)
............. 444 566,815
Micron Technology, Inc. ..................... 1,397 722,472
Microsoft Corp. .......................... 14,350 5,851,643
Mondelez International, Inc. , Class A ............ 1,087 66,785
MongoDB, Inc. , Class A
(b)
................... 160 40,133
Moody's Corp. ........................... 86 39,719
Motorola Solutions, Inc. .................... 1,552 681,375
MSCI, Inc. , Class A ....................... 799 472,537
Security Shares Value
a
United States (continued)
Nasdaq, Inc. ............................ 1,211 $ 111,303
NetApp, Inc. ............................ 1,434 158,844
Netflix, Inc.
(b)
............................ 4,674 437,533
Newmont Corp. .......................... 378 41,992
NiSource, Inc. ........................... 2,110 101,871
Northrop Grumman Corp. ................... 84 48,676
NRG Energy, Inc. ......................... 1,299 202,098
Nucor Corp. ............................ 1,124 253,226
NVIDIA Corp. ........................... 47,066 9,392,962
NVR, Inc.
(b)
............................. 3 18,948
Okta, Inc. , Class A
(b)
....................... 869 64,002
Omnicom Group, Inc. ...................... 2,420 185,662
Oracle Corp. ............................ 2,835 457,541
O'Reilly Automotive, Inc.
(b)
................... 5,001 497,099
PACCAR, Inc. ........................... 797 94,684
Palantir Technologies, Inc. , Class A
(b)
........... 3,062 425,955
Palo Alto Networks, Inc.
(b)
................... 1,794 321,700
Parker-Hannifin Corp. ...................... 102 92,761
Paychex, Inc. ........................... 515 47,704
PayPal Holdings, Inc. ...................... 1,966 98,575
PepsiCo, Inc. ........................... 5,885 932,714
Pfizer, Inc. ............................. 16,601 443,247
Philip Morris International, Inc. ................ 819 135,192
Principal Financial Group, Inc. ................ 1,747 176,290
Procter & Gamble Co. (The) ................. 6,419 944,171
PulteGroup, Inc. ......................... 149 18,232
Qnity Electronics, Inc. ...................... 725 101,978
QUALCOMM, Inc. ........................ 3,818 685,636
Regency Centers Corp. .................... 814 63,370
Reinsurance Group of America, Inc. ............ 1,602 338,759
Robinhood Markets, Inc. , Class A
(b)
............. 922 67,205
RTX Corp. ............................. 1,043 183,641
S&P Global, Inc. ......................... 626 269,950
Salesforce, Inc. .......................... 1,478 260,911
Sandisk Corp.
(b)
.......................... 277 303,733
Seagate Technology Holdings PLC ............. 1,760 1,185,606
ServiceNow, Inc.
(b)
........................ 2,025 178,828
Simon Property Group, Inc. .................. 796 162,153
Snowflake, Inc. , Class A
(b)
................... 152 20,743
State Street Corp. ........................ 1,755 268,234
Steel Dynamics, Inc. ....................... 1,590 363,569
Stryker Corp. ........................... 48 15,126
Synchrony Financial ....................... 11,262 858,164
Target Corp. ............................ 4,295 557,276
TE Connectivity PLC ...................... 3,707 784,624
TechnipFMC PLC ........................ 2,987 225,728
Tesla, Inc.
(b)
............................. 3,897 1,487,212
Thermo Fisher Scientific, Inc. ................. 737 352,994
TJX Companies, Inc. (The) .................. 828 129,789
Trane Technologies PLC .................... 1,857 914,647
Travelers Companies, Inc. (The) ............... 862 263,031
Twilio, Inc. , Class A
(b)
...................... 395 58,484
Uber Technologies, Inc.
(b)
................... 3,499 261,060
Ulta Beauty, Inc.
(b)
........................ 408 219,292
United Airlines Holdings, Inc.
(b)
................ 504 45,360
United Rentals, Inc. ........................ 349 334,984
UnitedHealth Group, Inc. .................... 806 298,607
Universal Health Services, Inc. , Class B ......... 1,190 200,241
Valero Energy Corp. ....................... 2,232 563,759
Veeva Systems, Inc. , Class A
(b)
............... 517 80,636
Verisk Analytics, Inc. , Class A ................. 621 114,568
Verizon Communications, Inc. ................ 7,262 348,794
Visa, Inc. , Class A ........................ 3,721 1,227,335
Vistra Corp. ............................ 1,521 240,075

iShares
®
Global Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
Walmart, Inc. ............................ 11,866 $ 1,565,481
Wells Fargo & Co. ........................ 6,326 520,187
Western Digital Corp. ...................... 1,103 479,276
WW Grainger, Inc. ........................ 308 357,696
Yum! Brands, Inc. ........................ 2,384 380,606
Zscaler, Inc.
(b)
........................... 978 127,805
115,330,753
a
Total Common Stocks — 99.2%
(Cost: $ 139,285,064 ) ................................ 194,804,515
a
Preferred Stocks
Brazil  —  0 .1%
Gerdau SA , Preference Shares , NVS ........... 48,872 223,150
a
Germany  —  0 .1%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(c)
.. 1,672 81,194
a
South Korea  —  0 .2%
Doosan Co. Ltd. , Preference Shares , NVS ........ 88 39,097
Hanwha Corp. , Preference Shares , NVS ......... 746 25,049
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 2,699 291,314
355,460
a
Total Preferred Stocks — 0.4%
(Cost: $ 482,528 ) ................................... 659,804
Security Shares Value
a
Rights
United States  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(b)
................ 3,991 $ 40
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 40
a
Total Long-Term Investments — 99.6%
(Cost: $ 139,767,592 ) ................................ 195,464,359
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(f) (g) (h)
...................... 1,125,391 1,125,729
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(f) (g)
............................. 504,286 504,286
a
Total Short-Term Securities — 0.8%
(Cost: $ 1,629,909 ) .................................. 1,630,015
Total Investments —  100.4%
(Cost: $ 141,397,501 ) ................................ 197,094,374
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (728,200)
Net Assets — 100.0% ................................. $ 196,366,174
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 549,875  $ 575,418
(a)
$ —  $ 330  $ 106  $ 1,125,729  1,125,391  $ 12,411
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 120,000  384,286
(a)
—  —  —  504,286  504,286  6,766  —
BlackRock, Inc. .... 158,159  23,830  (4,525) 1,767  (6,604) 172,627  162  2,322  —
$ —  $ 2,097  $ (6,498)
$ 1,802,642
$ 21,499  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Global Equity Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index .............................................................. 16 06/18/26 $ 580 $ 5,975
MSCI EAFE Index ..................................................................... 1 06/19/26 152 1,939
MSCI Emerging Markets Index ............................................................. 1 06/19/26 82 1,107
$ 9,021
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 131,728,363  $ 63,076,135  $ 17  $ 194,804,515
Preferred Stocks ......................................... 223,150  436,654  —  659,804
Rights ................................................ —  40  —  40
Short-Term Securities
Money Market Funds ...................................... 1,630,015  —  —  1,630,015
$ 133,581,528  $ 63,512,829  $ 17  $ 197,094,374
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 9,021  $ —  $ —  $ 9,021
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust